COMMITMENTS (Tables)	12 Months Ended
Dec. 30, 2017
COMMITMENTS
Minimum annual rental commitments on operating leases
Year	(In millions)

2018	$48.2
2019	35.8
2020	26.3
2021	18.2
2022	13.6
2023 and thereafter	47.6

Total minimum lease payments	$189.7